Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss) before attribution of noncontrolling interests	¥ 1,381,027	¥ 407,048	¥ (44,216)
Other comprehensive income, net of tax (Note 20):
Net unrealized gains (losses) on investment securities	41,949	(202,955)	(261,493)
Net debt valuation adjustments	(44,650)	17,806	23,324
Net unrealized losses on derivatives qualifying for cash flow hedges	(505)	(5,117)	(12,774)
Defined benefit plans (Note 13)	382,809	(20,331)	50,949
Foreign currency translation adjustments	1,096,700	847,705	752,479
Total	1,476,303	637,108	552,485
Comprehensive income	2,857,330	1,044,156	508,269
Net income attributable to noncontrolling interests	52,906	30,413	39,104
Other comprehensive income attributable to noncontrolling interests	99,232	19,949	35,971
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 2,705,192	¥ 993,794	¥ 433,194